Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	71,547
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		71,547
Total Financials		71,547
Total Common Stocks (Cost $1,077,470)		71,547

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	438,402
Total Convertible Bonds (Cost $444,573)			438,402

Corporate Bonds & Notes 93.4%

Aerospace & Defense 4.1%
BAE Systems PLC(d)
02/15/2031	1.900%	29,890,000	27,435,477
Boeing Co. (The)
03/01/2024	2.800%	1,000,000	1,017,492
05/01/2025	4.875%	2,000,000	2,154,170
03/01/2029	3.200%	8,721,000	8,762,697
05/01/2034	3.600%	1,109,000	1,112,619
08/01/2059	3.950%	13,973,000	13,414,151
Bombardier, Inc.(d)
12/01/2024	7.500%	337,000	348,819
04/15/2027	7.875%	360,000	364,680
Howmet Aerospace, Inc.
01/15/2029	3.000%	580,000	549,927
Moog, Inc.(d)
12/15/2027	4.250%	139,000	139,459
Raytheon Technologies Corp.
07/01/2050	3.125%	7,460,000	7,060,287
Spirit AeroSystems, Inc.(d)
04/15/2025	7.500%	2,000,000	2,075,922
TransDigm, Inc.(d)
03/15/2026	6.250%	4,391,000	4,540,880
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	622,000	632,094
11/15/2027	5.500%	710,000	714,772
05/01/2029	4.875%	664,000	638,015
United Technologies Corp.
06/01/2042	4.500%	2,410,000	2,791,888
Total			73,753,349
Airlines 0.3%
Air Canada(d)
08/15/2026	3.875%	520,000	507,660
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	865,000	885,452
04/20/2029	5.750%	132,255	135,542
Delta Air Lines, Inc.
01/15/2026	7.375%	491,000	559,094
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	482,739	493,516
United Airlines, Inc.(d)
04/15/2026	4.375%	219,000	217,454
04/15/2029	4.625%	245,000	243,495
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,443,867	1,549,730
Total			4,591,943
Automotive 1.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	441,000	449,208
07/01/2028	6.875%	1,450,000	1,523,298
Clarios Global LP(d)
05/15/2025	6.750%	80,000	83,200
Ford Motor Co.
02/12/2032	3.250%	2,908,000	2,772,452
12/08/2046	5.291%	2,000,000	2,194,406
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,180,260
06/16/2025	5.125%	256,000	269,232
08/04/2025	4.134%	1,500,000	1,536,285
11/13/2025	3.375%	1,251,000	1,252,111
08/17/2027	4.125%	554,000	567,090
02/10/2029	2.900%	1,642,000	1,559,733
11/13/2030	4.000%	214,000	215,044
General Motors Co.
04/01/2048	5.400%	2,835,000	3,365,795
General Motors Financial Co., Inc.
01/15/2025	4.000%	1,000,000	1,048,272
01/17/2027	4.350%	1,500,000	1,605,798
Columbia Corporate Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAA Spinco, Inc.(d)
06/15/2027	5.500%	910,000	935,093
Jaguar Land Rover Automotive PLC(d)
01/15/2028	5.875%	1,000,000	995,780
07/15/2029	5.500%	312,000	303,110
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	579,000	579,180
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	60,000	62,135
05/15/2027	8.500%	503,000	526,122
Real Hero Merger Sub 2, Inc.(d)
02/01/2029	6.250%	180,000	175,699
Tenneco, Inc.(d)
01/15/2029	7.875%	557,000	592,522
04/15/2029	5.125%	1,240,000	1,151,019
Total			24,942,844
Banking 19.9%
Bank of America Corp.(e)
03/15/2025	3.458%	1,000,000	1,032,378
09/25/2025	0.981%	500,000	487,110
04/29/2031	2.592%	2,000,000	1,956,958
07/23/2031	1.898%	19,015,000	17,617,363
10/24/2031	1.922%	34,690,000	32,131,985
Bank of Nova Scotia (The)
01/10/2025	1.450%	12,990,000	12,848,837
Citigroup, Inc.(e)
06/03/2031	2.572%	12,483,000	12,168,026
05/01/2032	2.561%	1,000,000	969,681
01/25/2033	3.057%	19,390,000	19,570,338
Goldman Sachs Group, Inc. (The)(e)
05/01/2029	4.223%	1,250,000	1,349,296
07/21/2032	2.383%	14,875,000	14,085,565
02/24/2033	3.102%	27,062,000	27,212,674
HSBC Holdings PLC(e)
05/22/2030	3.973%	2,150,000	2,266,848
05/24/2032	2.804%	14,401,000	13,933,740
11/22/2032	2.871%	26,482,000	25,616,725
JPMorgan Chase & Co.(e)
04/22/2027	1.578%	1,500,000	1,451,239
01/23/2029	3.509%	1,500,000	1,566,828
10/15/2030	2.739%	18,187,000	18,094,750
11/19/2031	1.764%	3,635,000	3,326,031
04/22/2032	2.580%	19,346,000	18,820,602
11/08/2032	2.545%	20,138,000	19,532,664
11/19/2041	2.525%	2,100,000	1,878,246
Morgan Stanley(e)
05/04/2027	1.593%	1,750,000	1,689,728
01/22/2031	2.699%	2,000,000	1,981,873
04/28/2032	1.928%	1,000,000	920,486
07/21/2032	2.239%	17,650,000	16,659,757
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/20/2032	2.511%	18,517,000	17,909,353
01/21/2033	2.943%	7,096,000	7,108,875
Royal Bank of Canada
01/19/2024	0.425%	13,550,000	13,276,908
Washington Mutual Bank(b),(c),(f)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(e)
05/22/2028	3.584%	2,000,000	2,101,316
10/30/2030	2.879%	13,846,000	13,927,071
02/11/2031	2.572%	37,514,000	36,979,574
Total			360,482,350
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer, Inc.(d)
04/01/2029	7.500%	178,000	181,629
Hightower Holding LLC(d)
04/15/2029	6.750%	455,000	458,062
NFP Corp.(d)
08/15/2028	4.875%	492,000	479,894
08/15/2028	6.875%	1,340,000	1,275,074
Total			2,394,659
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	455,000	445,640
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	550,000	561,833
05/15/2029	4.125%	291,000	277,885
CP Atlas Buyer Inc.(d)
12/01/2028	7.000%	245,000	234,284
Interface, Inc.(d)
12/01/2028	5.500%	210,000	216,287
James Hardie International Finance DAC(d)
01/15/2028	5.000%	572,000	588,689
SRS Distribution, Inc.(d)
07/01/2028	4.625%	551,000	534,994
07/01/2029	6.125%	439,000	432,356
12/01/2029	6.000%	488,000	475,732
White Cap Buyer LLC(d)
10/15/2028	6.875%	567,000	582,280
Total			4,349,980
Cable and Satellite 2.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	324,000	332,062
03/01/2030	4.750%	1,263,000	1,253,987
02/01/2031	4.250%	1,353,000	1,292,319
02/01/2032	4.750%	531,000	522,270

2	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	381,000	367,196
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	17,235,000	19,023,328
06/30/2062	3.950%	4,695,000	4,144,991
Comcast Corp.
10/15/2038	4.600%	1,750,000	2,034,144
01/15/2051	2.800%	2,053,000	1,835,536
Comcast Corp.(d)
11/01/2051	2.887%	2,000,000	1,822,839
11/01/2056	2.937%	2,982,000	2,647,588
CSC Holdings LLC(d)
01/15/2030	5.750%	664,000	625,593
12/01/2030	4.125%	1,316,000	1,202,874
02/15/2031	3.375%	504,000	439,941
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	748,000	750,431
DISH DBS Corp.
07/01/2026	7.750%	958,000	987,054
06/01/2029	5.125%	833,000	726,865
DISH DBS Corp.(d)
12/01/2028	5.750%	1,026,000	985,804
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	2,060,126
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	202,000	194,879
09/15/2028	6.500%	1,027,000	990,102
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,933,000	1,858,358
07/15/2028	4.000%	1,000,000	967,350
07/01/2030	4.125%	461,000	439,884
Videotron Ltd.(d)
06/15/2029	3.625%	255,000	246,950
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,806,000	1,702,553
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	171,381
VZ Secured Financing BV(d)
01/15/2032	5.000%	990,000	954,738
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	509,000	483,268
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	514,394
Ziggo BV(d)
01/15/2030	4.875%	1,000,000	968,329
Total			52,547,134
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.5%
Ashland LLC(d)
09/01/2031	3.375%	1,000,000	944,960
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	650,000	602,943
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	272,506
Element Solutions, Inc.(d)
09/01/2028	3.875%	533,000	512,774
HB Fuller Co.
10/15/2028	4.250%	818,000	812,663
Herens Holdco Sarl(d)
05/15/2028	4.750%	369,000	351,125
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	355,000	376,129
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	401,000	431,001
Iris Holdings, Inc.(d),(g)
02/15/2026	8.750%	245,000	247,495
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	191,143
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	432,000	412,755
10/01/2029	6.250%	190,000	181,156
SPCM SA(d)
03/15/2027	3.125%	46,000	44,076
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	219,000	215,181
09/30/2029	7.500%	123,000	119,227
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,848,000	1,839,298
08/15/2029	5.625%	675,000	651,486
Total			8,205,918
Construction Machinery 2.3%
Caterpillar Financial Services Corp.
05/17/2024	0.450%	12,444,000	12,145,668
09/13/2024	0.600%	11,862,000	11,566,710
Caterpillar, Inc.
08/15/2042	3.803%	1,000,000	1,109,032
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	720,000	679,384
John Deere Capital Corp.
01/10/2025	1.250%	5,110,000	5,051,125
PECF USS Intermediate Holding III Corp.(d)
11/15/2029	8.000%	64,000	64,607

Columbia Corporate Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(d)
12/15/2031	4.750%	634,000	638,237
United Rentals North America, Inc.
05/15/2027	5.500%	97,000	100,381
11/15/2027	3.875%	10,420,000	10,737,543
02/15/2031	3.875%	181,000	176,226
01/15/2032	3.750%	211,000	203,732
Total			42,472,645
Consumer Cyclical Services 0.2%
APX Group, Inc.(d)
07/15/2029	5.750%	265,000	248,405
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	172,077
Staples, Inc.(d)
04/15/2026	7.500%	594,000	585,648
04/15/2027	10.750%	56,000	52,170
Uber Technologies, Inc.(d)
05/15/2025	7.500%	778,000	813,676
01/15/2028	6.250%	257,000	268,268
08/15/2029	4.500%	1,635,000	1,582,640
Total			3,722,884
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	657,000	684,277
Energizer Holdings, Inc.(d)
06/15/2028	4.750%	1,500,000	1,467,278
Mattel, Inc.(d)
04/01/2026	3.375%	171,000	170,944
04/01/2029	3.750%	532,000	531,991
Mattel, Inc.
11/01/2041	5.450%	54,000	60,544
Newell Brands, Inc.
06/01/2025	4.875%	92,000	96,659
Prestige Brands, Inc.(d)
01/15/2028	5.125%	509,000	513,332
04/01/2031	3.750%	237,000	215,493
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	213,361
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	223,000	208,363
Total			4,162,242
Diversified Manufacturing 2.7%
BWX Technologies, Inc.(d)
06/30/2028	4.125%	231,000	227,584
Carrier Global Corp.
02/15/2030	2.722%	15,488,000	15,309,101
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(d)
02/15/2026	6.375%	273,000	281,529
Gates Global LLC/Co.(d)
01/15/2026	6.250%	807,000	830,208
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	14,447,000	16,481,942
General Electric Co.(h)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.533%	4,010,000	3,918,016
Madison IAQ LLC(d)
06/30/2028	4.125%	600,000	575,557
06/30/2029	5.875%	538,000	497,563
Resideo Funding, Inc.(d)
09/01/2029	4.000%	422,000	400,212
Siemens Financieringsmaatschappij NV(d)
03/11/2024	0.650%	8,584,000	8,431,099
09/15/2046	3.300%	1,000,000	1,027,811
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	526,000	532,454
Welbilt, Inc.
02/15/2024	9.500%	103,000	103,532
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	316,166
06/15/2028	7.250%	558,000	598,342
Total			49,531,116
Electric 11.5%
AEP Texas, Inc.
01/15/2050	3.450%	12,440,000	12,056,143
AES Corp. (The)
01/15/2031	2.450%	6,605,000	6,226,438
Alabama Power Co.
03/01/2045	3.750%	2,000,000	2,112,567
American Transmission Systems, Inc.(d)
01/15/2032	2.650%	2,737,000	2,680,891
Calpine Corp.(d)
02/15/2028	4.500%	357,000	348,940
03/15/2028	5.125%	292,000	284,813
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,567,477
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	2,560,000	2,632,091
02/15/2031	3.750%	1,052,000	992,574
01/15/2032	3.750%	215,000	203,341
CMS Energy Corp.
03/01/2024	3.875%	2,124,000	2,202,618
11/15/2025	3.600%	8,564,000	8,976,820

4	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.
08/15/2031	2.250%	5,500,000	5,228,834
DTE Energy Co.
10/01/2026	2.850%	1,361,000	1,394,603
06/15/2029	3.400%	7,403,000	7,667,530
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,400,357
06/15/2051	3.500%	4,382,000	4,287,414
Duke Energy Progress LLC
08/15/2051	2.900%	2,000,000	1,876,061
Emera US Finance LP
06/15/2046	4.750%	4,303,000	4,813,555
Eversource Energy
10/01/2024	2.900%	5,000,000	5,118,356
01/15/2025	3.150%	2,695,000	2,787,163
08/15/2030	1.650%	23,791,000	21,710,138
Exelon Corp.
04/15/2050	4.700%	3,825,000	4,539,970
Georgia Power Co.
07/30/2023	2.100%	13,854,000	13,978,897
03/15/2042	4.300%	15,635,000	17,021,282
Jersey Central Power & Light Co.(d)
03/01/2032	2.750%	1,783,000	1,752,683
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	130,000	127,446
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	425,000	430,827
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,255
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,298,000	2,362,458
02/15/2031	3.625%	600,000	556,590
02/15/2032	3.875%	549,000	516,099
Pacific Gas and Electric Co.
07/01/2050	4.950%	11,670,000	11,903,680
PECO Energy Co.
09/15/2051	2.850%	2,000,000	1,871,837
PG&E Corp.
07/01/2030	5.250%	398,000	395,485
Pinnacle West Capital Corp.
06/15/2025	1.300%	3,795,000	3,680,316
Progress Energy, Inc.
04/01/2022	3.150%	13,000,000	13,023,561
Southern California Edison Co.
10/01/2043	4.650%	295,000	328,317
04/01/2047	4.000%	1,665,000	1,738,691
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	161,998
02/15/2027	5.625%	408,000	416,128
07/31/2027	5.000%	252,000	255,643
05/01/2029	4.375%	310,000	298,807
WEC Energy Group, Inc.
09/15/2023	0.550%	4,735,000	4,658,059
06/15/2025	3.550%	1,165,000	1,211,431
10/15/2027	1.375%	7,695,000	7,287,903
Xcel Energy, Inc.
12/01/2026	3.350%	1,200,000	1,254,788
11/15/2031	2.350%	5,588,000	5,408,515
12/01/2049	3.500%	10,115,000	10,288,174
Total			209,045,564
Environmental 0.9%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	96,193
08/01/2025	3.750%	7,660,000	7,656,803
12/15/2026	5.125%	364,000	376,408
08/01/2028	4.000%	320,000	300,252
06/15/2029	4.750%	509,000	495,475
08/15/2029	4.375%	158,000	150,978
Stericycle, Inc.(d)
01/15/2029	3.875%	500,000	476,250
Waste Connections, Inc.
01/15/2032	2.200%	7,000,000	6,618,256
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,022,000	993,688
Total			17,164,303
Finance Companies 0.2%
Global Aircraft Leasing Co., Ltd.(d),(g)
09/15/2024	6.500%	228,722	214,386
Navient Corp.
01/25/2023	5.500%	508,000	518,682
10/25/2024	5.875%	111,000	115,142
03/15/2028	4.875%	224,000	214,234
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	391,579
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	321,000	300,664
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,312,000	1,230,776
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	612,754
06/01/2025	8.875%	102,000	108,368
Total			3,706,585

Columbia Corporate Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	23,216,000	27,566,143
Bacardi Ltd.(d)
05/15/2038	5.150%	3,790,000	4,438,921
05/15/2048	5.300%	8,920,000	11,090,697
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	556,000	570,423
JBS USA Food Co.(d)
01/15/2028	5.750%	1,000,000	1,042,510
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	248,000	242,420
Kraft Heinz Foods Co.
06/01/2046	4.375%	3,246,000	3,403,597
Lamb Weston Holdings, Inc.(d)
01/31/2030	4.125%	463,000	457,716
01/31/2032	4.375%	463,000	457,276
Mars, Inc.(d)
07/16/2040	2.375%	1,000,000	901,391
Mondelez International, Inc.
05/04/2025	1.500%	11,610,000	11,424,677
Pilgrim’s Pride Corp.(d)
09/30/2027	5.875%	261,000	272,536
04/15/2031	4.250%	1,992,000	1,970,475
03/01/2032	3.500%	1,145,000	1,091,235
Post Holdings, Inc.(d)
03/01/2027	5.750%	2,596,000	2,666,783
04/15/2030	4.625%	736,000	709,349
09/15/2031	4.500%	523,000	497,653
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	309,000	295,551
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	418,000	402,381
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	510,000	478,318
US Foods, Inc.(d)
02/15/2029	4.750%	523,000	514,495
06/01/2030	4.625%	354,000	346,666
Total			70,841,213
Gaming 0.6%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	46,000	48,786
06/15/2031	4.750%	503,000	495,267
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	204,189
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	1,058,000	1,014,005
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	607,000	625,210
07/01/2025	6.250%	682,000	706,865
07/01/2027	8.125%	56,000	60,266
International Game Technology PLC(d)
04/15/2026	4.125%	2,003,000	2,007,175
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	174,593
02/15/2029	3.875%	103,000	106,969
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
02/01/2027	5.750%	154,000	171,059
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,425,460
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	414,000	404,558
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	242,000	227,464
Scientific Games International, Inc.(d)
07/01/2025	8.625%	104,000	110,027
10/15/2025	5.000%	922,000	942,340
03/15/2026	8.250%	695,000	726,275
11/15/2029	7.250%	579,000	626,835
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	177,775
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	92,461
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	97,875
10/01/2029	5.125%	126,000	122,412
Total			10,567,866
Health Care 3.4%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	1,258,000	1,278,035
04/15/2029	5.000%	109,000	107,647
AdaptHealth LLC(d)
08/01/2029	4.625%	1,000,000	956,535
03/01/2030	5.125%	749,000	733,322
Avantor Funding, Inc.(d)
07/15/2028	4.625%	914,000	917,513
11/01/2029	3.875%	941,000	914,773
Becton Dickinson and Co.
06/06/2024	3.363%	5,698,000	5,890,140
02/11/2031	1.957%	6,540,000	6,070,998
Catalent Pharma Solutions, Inc.(d)
04/01/2030	3.500%	288,000	269,967
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	148,000	142,804
03/15/2031	4.000%	119,000	114,595

6	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	323,000	334,341
03/15/2026	8.000%	394,000	410,940
04/15/2029	6.875%	459,000	455,143
CHS/Community Health Systems, Inc.(d),(i)
05/15/2030	5.250%	988,000	983,515
Cigna Corp.
03/15/2031	2.375%	1,000,000	958,482
03/15/2051	3.400%	7,020,000	6,719,397
CVS Health Corp.
03/25/2028	4.300%	548,000	597,771
09/15/2031	2.125%	1,375,000	1,295,534
03/25/2048	5.050%	13,055,000	15,996,057
Encompass Health Corp.
02/01/2028	4.500%	1,000,000	995,341
Express Scripts Holding Co.
07/15/2046	4.800%	1,500,000	1,640,102
HCA, Inc.
02/01/2029	5.875%	863,000	975,190
09/01/2030	3.500%	730,000	728,478
07/15/2051	3.500%	5,430,000	5,031,911
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	196,162
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	215,000	209,088
Radiology Partners, Inc.(d)
02/01/2028	9.250%	151,000	150,318
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	420,000	408,678
Select Medical Corp.(d)
08/15/2026	6.250%	1,121,000	1,153,433
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	700,000	729,660
01/01/2026	4.875%	405,000	406,892
02/01/2027	6.250%	394,000	403,679
11/01/2027	5.125%	1,793,000	1,797,428
10/01/2028	6.125%	721,000	724,360
01/15/2030	4.375%	465,000	448,674
Total			61,146,903
Healthcare Insurance 0.8%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,645,552
Centene Corp.
02/15/2030	3.375%	7,594,000	7,453,941
10/15/2030	3.000%	2,046,000	1,986,014
03/01/2031	2.500%	612,000	567,807
08/01/2031	2.625%	1,280,000	1,199,237
Total			13,852,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	358,094
Meritage Homes Corp.(d)
04/15/2029	3.875%	423,000	426,348
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	168,257
04/01/2029	4.750%	65,000	63,877
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	206,295
08/01/2030	5.125%	355,000	368,629
Total			1,591,500
Independent Energy 1.1%
Apache Corp.
11/15/2027	4.875%	190,000	197,676
09/01/2040	5.100%	184,000	192,864
02/01/2042	5.250%	748,000	806,509
04/15/2043	4.750%	403,000	407,869
Callon Petroleum Co.
07/01/2026	6.375%	922,000	886,140
Callon Petroleum Co.(d)
08/01/2028	8.000%	326,000	331,995
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,161,500
CNX Resources Corp.(d)
03/14/2027	7.250%	610,000	640,273
01/15/2029	6.000%	519,000	535,225
Comstock Resources, Inc.(d)
03/01/2029	6.750%	235,000	242,504
01/15/2030	5.875%	174,000	173,051
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	220,666
05/01/2029	5.000%	153,000	154,455
Endeavor Energy Resources LP/Finance, Inc.(d)
01/30/2028	5.750%	158,000	163,456
EQT Corp.
01/15/2029	5.000%	252,000	267,039
EQT Corp.(e)
02/01/2030	7.500%	510,000	607,023
EQT Corp.(d)
05/15/2031	3.625%	230,000	228,191
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	281,000	286,909
02/01/2031	6.000%	300,000	306,255
Matador Resources Co.
09/15/2026	5.875%	520,000	527,360

Columbia Corporate Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newfield Exploration Co.
01/01/2026	5.375%	270,000	294,943
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	892,960
09/01/2030	6.625%	593,000	696,058
01/01/2031	6.125%	648,000	748,385
09/15/2036	6.450%	208,000	251,683
08/15/2039	4.300%	1,250,000	1,183,789
03/15/2046	6.600%	1,048,000	1,318,381
04/15/2046	4.400%	358,000	342,492
03/15/2048	4.200%	240,000	223,609
08/15/2049	4.400%	235,000	222,067
Southwestern Energy Co.
02/01/2029	5.375%	227,000	230,870
02/01/2032	4.750%	1,134,000	1,132,954
Total			19,875,151
Integrated Energy 0.6%
BP Capital Markets America, Inc.
03/17/2052	3.001%	1,859,000	1,680,137
02/08/2061	3.379%	928,000	875,172
Cenovus Energy, Inc.
07/15/2025	5.375%	80,000	87,517
04/15/2027	4.250%	10,000	10,700
11/15/2039	6.750%	250,000	329,005
02/15/2052	3.750%	5,913,000	5,678,614
Exxon Mobil Corp.
08/16/2049	3.095%	1,000,000	968,055
Shell International Finance BV
09/12/2046	3.750%	1,000,000	1,069,832
Total			10,699,032
Leisure 0.5%
Carnival Corp.(d)
03/01/2026	7.625%	216,000	220,269
03/01/2027	5.750%	1,059,000	1,018,938
08/01/2028	4.000%	740,000	704,551
05/01/2029	6.000%	572,000	550,335
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	308,356
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	472,000	495,612
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	127,299
03/15/2026	5.875%	481,000	472,079
07/15/2028	5.250%	225,000	213,210
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	277,747
10/15/2027	4.750%	398,000	392,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Corp., Ltd.(d)
03/15/2026	5.875%	210,000	198,889
NCL Finance Ltd.(d)
03/15/2028	6.125%	117,000	110,641
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	1,000,000	1,006,049
03/15/2028	3.700%	292,000	263,153
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	143,000	150,639
07/01/2026	4.250%	292,000	272,619
08/31/2026	5.500%	426,000	415,631
07/15/2027	5.375%	226,000	218,372
04/01/2028	5.500%	388,000	377,000
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	471,000	471,972
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	330,422
Total			8,596,517
Life Insurance 7.9%
AIG Global Funding(d)
09/22/2025	0.900%	6,680,000	6,397,197
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	24,169,757
Five Corners Funding Trust II(d)
05/15/2030	2.850%	1,250,000	1,260,645
Guardian Life Global Funding(d)
12/10/2025	0.875%	13,510,000	12,996,280
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	980,000	1,193,624
High Street Funding Trust II(d)
02/15/2048	4.682%	2,500,000	2,970,116
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
12/01/2061	3.200%	4,070,000	3,798,970
New York Life Global Funding(d)
01/15/2026	0.850%	9,189,000	8,826,398
New York Life Insurance Co.(d)
Subordinated
05/15/2050	3.750%	2,015,000	2,164,098
Northwestern Mutual Global Funding(d)
01/14/2026	0.800%	8,667,000	8,314,461
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
09/30/2059	3.625%	8,678,000	8,776,515
Pacific Life Global Funding II(d)
09/23/2023	0.500%	4,635,000	4,564,676
04/14/2026	1.375%	17,139,000	16,714,893

8	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	17,296,827
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,234,778
Prudential Financial, Inc.
12/07/2049	3.935%	1,000,000	1,099,017
03/13/2051	3.700%	1,000,000	1,065,192
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	4,715,000	5,730,075
05/15/2050	3.300%	8,368,000	8,231,232
Voya Financial, Inc.
06/15/2046	4.800%	825,000	991,443
Total			143,796,194
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	318,873
Marriott Ownership Resorts, Inc.(d)
06/15/2029	4.500%	128,000	125,540
Travel + Leisure Co.(e)
04/01/2027	6.000%	2,000,000	2,083,505
Total			2,527,918
Media and Entertainment 2.4%
Cengage Learning, Inc.(d)
06/15/2024	9.500%	524,000	526,824
Clear Channel International BV(d)
08/01/2025	6.625%	274,000	282,830
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	708,000	735,425
06/01/2029	7.500%	433,000	448,532
Discovery Communications LLC
05/15/2049	5.300%	1,432,000	1,678,036
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	271,447
05/01/2027	8.375%	884,518	926,069
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	103,758
01/15/2028	4.750%	749,000	745,401
Lamar Media Corp.
02/15/2028	3.750%	404,000	394,650
Netflix, Inc.
11/15/2028	5.875%	995,000	1,153,721
05/15/2029	6.375%	388,000	463,299
Netflix, Inc.(d)
11/15/2029	5.375%	22,747,000	26,015,363
06/15/2030	4.875%	725,000	809,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	216,000	204,026
03/15/2030	4.625%	367,000	352,347
Playtika Holding Corp.(d)
03/15/2029	4.250%	283,000	270,527
Roblox Corp.(d)
05/01/2030	3.875%	453,000	437,307
Scripps Escrow II, Inc.(d)
01/15/2029	3.875%	1,500,000	1,432,238
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	564,000	577,997
Univision Communications, Inc.(d)
05/01/2029	4.500%	248,000	245,803
Viacom, Inc.
03/15/2043	4.375%	1,500,000	1,596,078
Walt Disney Co. (The)
09/15/2044	4.750%	3,480,000	4,152,341
Total			43,823,775
Metals and Mining 0.8%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	194,000	195,062
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	119,587
10/01/2031	5.125%	590,000	579,380
Constellium NV(d)
02/15/2026	5.875%	376,000	380,252
Constellium SE(d)
06/15/2028	5.625%	893,000	922,226
04/15/2029	3.750%	491,000	464,304
Freeport-McMoRan, Inc.
03/01/2028	4.125%	6,600,000	6,745,847
09/01/2029	5.250%	386,000	409,161
03/15/2043	5.450%	1,001,000	1,177,643
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	344,000	338,465
04/01/2029	6.125%	403,000	419,104
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	836,000	786,954
Novelis Corp.(d)
11/15/2026	3.250%	305,000	296,080
01/30/2030	4.750%	836,000	834,281
08/15/2031	3.875%	367,000	346,066
Total			14,014,412
Midstream 3.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	283,000	282,409

Columbia Corporate Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP(d)
01/31/2032	3.250%	992,000	933,022
Cheniere Energy, Inc.
10/15/2028	4.625%	567,000	575,542
CNX Midstream Partners LP(d)
04/15/2030	4.750%	485,000	475,087
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	361,121
04/01/2044	5.600%	230,000	266,801
DT Midstream, Inc.(d)
06/15/2029	4.125%	318,000	314,197
06/15/2031	4.375%	637,000	628,935
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	265,970
Enterprise Products Operating LLC
01/31/2060	3.950%	6,085,000	6,064,615
EQM Midstream Partners LP
08/01/2024	4.000%	1,500,000	1,496,415
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	219,409
07/01/2027	6.500%	307,000	322,927
01/15/2029	4.500%	333,000	317,918
01/15/2031	4.750%	932,000	891,673
Hess Midstream Operations LP(d)
02/15/2030	4.250%	143,000	138,428
ITT Holdings LLC(d)
08/01/2029	6.500%	210,000	201,515
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	6,550,758
Kinder Morgan, Inc.
02/15/2046	5.050%	6,324,000	7,119,606
MPLX LP
02/15/2029	4.800%	1,250,000	1,388,190
04/15/2048	4.700%	4,390,000	4,775,371
NuStar Logistics LP
10/01/2025	5.750%	182,000	190,309
06/01/2026	6.000%	132,000	138,601
04/28/2027	5.625%	247,000	252,218
10/01/2030	6.375%	198,000	214,291
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,975,000	6,964,035
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	325,768
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	348,000	359,391
02/01/2027	5.375%	123,000	126,186
01/15/2028	5.000%	357,000	365,250
03/01/2030	5.500%	869,000	921,883
02/01/2031	4.875%	242,000	253,022
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(d)
01/15/2032	4.000%	301,000	299,618
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	402,000	394,576
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	699,000	698,746
08/15/2031	4.125%	736,000	741,488
11/01/2033	3.875%	562,000	556,280
Western Gas Partners LP
08/15/2048	5.500%	2,776,000	3,061,875
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,955,000	3,428,362
10/15/2051	3.500%	3,512,000	3,304,602
Total			56,186,410
Natural Gas 1.4%
NiSource, Inc.
09/01/2029	2.950%	22,775,000	22,949,753
05/15/2047	4.375%	1,834,000	2,068,736
Total			25,018,489
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	71,000	73,555
Nabors Industries Ltd.(d)
01/15/2026	7.250%	220,000	210,635
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	76,407	73,427
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	397,417	385,312
Total			742,929
Other Industry 0.0%
Dycom Industries, Inc.(d)
04/15/2029	4.500%	286,000	280,464
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	208,482
Total			488,946
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	621,000	597,432
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	558,000	560,852
02/01/2027	4.250%	390,000	377,873
06/15/2029	4.750%	776,000	759,789
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	384,000	392,677

10	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	317,000	313,731
RHP Hotel Properties LP/Finance Corp.(d)
02/15/2029	4.500%	216,000	208,957
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	222,000	215,918
09/15/2029	4.000%	275,000	258,755
Service Properties Trust
03/15/2024	4.650%	209,000	203,137
10/01/2024	4.350%	98,000	93,590
12/15/2027	5.500%	129,000	127,459
Total			4,110,170
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	769,000	732,479
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
08/15/2026	4.125%	594,000	589,402
08/15/2027	5.250%	420,000	409,937
08/15/2027	5.250%	366,000	357,330
Berry Global, Inc.
01/15/2026	1.570%	2,125,000	2,053,018
Canpack SA/US LLC(d)
11/15/2029	3.875%	898,000	861,233
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	308,423
LABL, Inc.(d)
11/01/2028	5.875%	70,000	69,269
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	180,226
08/15/2027	8.500%	399,000	411,427
Total			5,972,744
Pharmaceuticals 2.8%
AbbVie, Inc.
11/06/2042	4.400%	6,305,000	7,084,755
11/21/2049	4.250%	10,638,000	11,857,227
Amgen, Inc.
02/21/2040	3.150%	5,015,000	4,822,075
08/15/2041	2.800%	3,660,000	3,333,479
02/21/2050	3.375%	2,800,000	2,717,769
AstraZeneca Finance LLC
05/28/2026	1.200%	9,485,000	9,191,821
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	358,000	365,150
04/01/2026	9.250%	269,000	277,667
01/31/2027	8.500%	253,000	255,865
06/01/2028	4.875%	152,000	144,499
02/15/2031	5.250%	649,000	517,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(d),(i)
02/01/2027	6.125%	486,000	487,482
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	176,000	173,800
06/30/2028	6.000%	260,000	176,138
Endo Luxembourg Finance Co I Sarl/US, Inc.(d)
04/01/2029	6.125%	356,000	338,283
Gilead Sciences, Inc.
10/01/2040	2.600%	6,890,000	6,208,965
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	352,000	350,631
Organon Finance 1 LLC(d)
04/30/2028	4.125%	918,000	907,277
04/30/2031	5.125%	683,000	682,760
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	267,000	268,660
Total			50,162,008
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	32,000	31,219
10/15/2027	6.750%	780,000	771,558
11/01/2029	5.875%	332,000	327,661
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,188,246
AssuredPartners, Inc.(d)
01/15/2029	5.625%	608,000	564,861
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	716,000	682,490
GTCR AP Finance, Inc.(d)
05/15/2027	8.000%	39,000	39,620
HUB International Ltd.(d)
12/01/2029	5.625%	622,000	616,553
Ryan Specialty Group LLC(d),(i)
02/01/2030	4.375%	165,000	164,185
Total			7,386,393
Railroads 0.7%
Canadian Pacific Railway Co.
12/02/2051	3.100%	1,611,000	1,534,833
CSX Corp.
11/01/2046	3.800%	6,715,000	7,176,968
04/15/2050	3.800%	1,500,000	1,613,584
Norfolk Southern Corp.
05/15/2031	2.300%	1,000,000	977,039
Union Pacific Corp.
02/05/2050	3.250%	1,000,000	999,696
Total			12,302,120

Columbia Corporate Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(d)
01/15/2028	3.875%	578,000	564,359
10/15/2030	4.000%	294,000	272,936
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	605,000	587,651
IRB Holding Corp.(d)
06/15/2025	7.000%	874,000	911,319
02/15/2026	6.750%	624,000	634,866
Papa John’s International, Inc.(d)
09/15/2029	3.875%	145,000	137,896
Total			3,109,027
Retailers 1.6%
Amazon.com, Inc.
08/22/2047	4.050%	1,500,000	1,710,782
05/12/2051	3.100%	1,250,000	1,235,154
05/12/2061	3.250%	8,525,000	8,455,679
Asbury Automotive Group Inc.(d)
02/15/2032	5.000%	143,000	142,038
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	142,000	140,027
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	100,000	95,824
Home Depot, Inc. (The)
04/01/2046	4.250%	1,500,000	1,732,327
L Brands, Inc.(d)
07/01/2025	9.375%	37,000	44,250
10/01/2030	6.625%	498,000	536,093
L Brands, Inc.
06/15/2029	7.500%	113,000	123,402
11/01/2035	6.875%	227,000	261,023
Subordinated
03/01/2033	6.950%	1,350,000	1,472,588
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	273,000	263,742
Lowe’s Companies, Inc.
09/15/2041	2.800%	4,070,000	3,722,554
05/03/2047	4.050%	4,470,000	4,810,369
10/15/2050	3.000%	1,250,000	1,138,977
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	423,000	422,649
02/15/2029	7.750%	353,000	378,576
Ross Stores, Inc.
04/15/2025	4.600%	2,000,000	2,154,313
Total			28,840,367
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	147,000	156,034
02/15/2028	5.875%	378,000	395,630
03/15/2029	3.500%	486,000	459,373
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	223,000	217,065
01/15/2027	4.625%	339,000	346,875
02/15/2030	4.875%	124,000	126,353
Kroger Co. (The)
02/01/2047	4.450%	1,000,000	1,131,402
Total			2,832,732
Technology 6.0%
Apple, Inc.
02/09/2045	3.450%	14,130,000	14,714,009
11/13/2047	3.750%	1,000,000	1,092,267
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	185,000	177,347
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	85,537
Broadcom, Inc.
04/15/2029	4.750%	1,000,000	1,101,734
Broadcom, Inc.(d)
11/15/2036	3.187%	9,706,000	9,210,780
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	258,000	246,546
07/01/2029	4.875%	640,000	609,618
Dun & Bradstreet Corp. (The)(d)
12/15/2029	5.000%	197,000	196,587
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,932,000	1,885,421
Fiserv, Inc.
07/01/2049	4.400%	2,000,000	2,210,979
Gartner, Inc.(d)
07/01/2028	4.500%	2,178,000	2,223,377
06/15/2029	3.625%	195,000	188,933
HealthEquity, Inc.(d)
10/01/2029	4.500%	626,000	613,862
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	476,000	463,308
International Business Machines Corp.
05/15/2050	2.950%	5,255,000	4,827,709
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	421,000	424,571
Iron Mountain, Inc.(d)
07/15/2030	5.250%	827,000	821,320

12	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	1,248,000	1,217,866
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,448,374
Microsoft Corp.
03/17/2052	2.921%	2,620,000	2,560,176
Minerva Merger Sub, Inc.(d),(i)
02/15/2030	6.500%	988,000	983,685
MSCI, Inc.(d)
11/01/2031	3.625%	7,585,000	7,472,802
NCR Corp.(d)
09/01/2027	5.750%	274,000	279,393
10/01/2028	5.000%	290,000	288,857
04/15/2029	5.125%	1,603,000	1,599,944
09/01/2029	6.125%	215,000	225,526
10/01/2030	5.250%	194,000	191,461
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	224,000	224,642
07/15/2029	4.500%	254,000	236,794
10/01/2030	5.875%	95,000	95,373
07/15/2031	4.750%	317,000	295,491
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,417,149
05/11/2031	2.500%	15,995,000	15,374,471
Oracle Corp.
03/25/2041	3.650%	6,388,000	5,934,045
11/15/2047	4.000%	1,000,000	950,043
04/01/2050	3.600%	9,000,000	7,991,524
Plantronics, Inc.(d)
03/01/2029	4.750%	963,000	875,257
QUALCOMM, Inc.
05/20/2032	1.650%	2,355,000	2,151,072
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	912,000	925,818
Square, Inc.(d)
06/01/2026	2.750%	103,000	99,899
06/01/2031	3.500%	217,000	206,707
Switch Ltd.(d)
06/15/2029	4.125%	255,000	248,471
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	181,213
VeriSign, Inc.
06/15/2031	2.700%	6,364,000	6,131,683
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	530,597
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,098,000	1,033,559
Total			109,265,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.3%
BAT Capital Corp.
08/15/2047	4.540%	4,180,000	4,079,721
Philip Morris International, Inc.
05/01/2026	0.875%	450,000	427,196
Total			4,506,917
Transportation Services 0.3%
FedEx Corp.
05/15/2041	3.250%	1,575,000	1,515,137
11/15/2045	4.750%	1,274,000	1,468,511
02/15/2048	4.050%	2,500,000	2,647,594
Total			5,631,242
Wireless 2.6%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	349,139
02/15/2028	6.000%	343,000	313,015
Altice France SA(d)
02/01/2027	8.125%	372,000	393,601
01/15/2028	5.500%	1,647,000	1,574,163
07/15/2029	5.125%	1,059,000	979,904
10/15/2029	5.500%	120,000	113,704
American Tower Corp.
08/15/2029	3.800%	4,746,000	5,009,863
09/15/2031	2.300%	2,850,000	2,667,466
Crown Castle International Corp.
04/01/2031	2.100%	6,110,000	5,664,155
04/01/2041	2.900%	1,000,000	908,703
Rogers Communications, Inc.
11/15/2049	3.700%	2,530,000	2,452,226
SBA Communications Corp.
02/15/2027	3.875%	277,000	279,743
02/01/2029	3.125%	110,000	102,683
Sprint Capital Corp.
03/15/2032	8.750%	125,000	174,622
Sprint Corp.
06/15/2024	7.125%	316,000	344,493
03/01/2026	7.625%	552,000	633,619
T-Mobile USA, Inc.
02/15/2026	2.250%	1,147,000	1,105,806
04/15/2026	2.625%	1,000,000	980,089
02/15/2029	2.625%	602,000	566,080
02/15/2031	2.875%	334,000	313,969
04/15/2031	3.500%	671,000	656,200
T-Mobile USA, Inc.(d)
04/15/2031	3.500%	303,000	296,381
10/15/2052	3.400%	14,651,000	13,454,731
11/15/2060	3.600%	6,945,000	6,344,176

Columbia Corporate Income Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,059,000	981,287
07/15/2031	4.750%	849,000	816,043
Total			47,475,861
Wirelines 3.7%
AT&T, Inc.
05/15/2035	4.500%	2,000,000	2,220,916
09/15/2055	3.550%	7,798,000	7,359,818
12/01/2057	3.800%	18,484,000	18,089,929
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	373,000	350,090
CenturyLink, Inc.
12/01/2023	6.750%	355,000	376,807
04/01/2025	5.625%	155,000	160,241
CenturyLink, Inc.(d)
02/15/2027	4.000%	205,000	197,232
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	984,000	930,772
03/01/2028	6.125%	413,000	391,314
Iliad Holding SAS(d)
10/15/2026	6.500%	470,000	476,662
10/15/2028	7.000%	832,000	843,364
Northwest Fiber LLC/Finance Sub, Inc.(d)
02/15/2028	6.000%	222,000	209,087
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	6,660,978
Verizon Communications, Inc.
03/21/2031	2.550%	1,000,000	976,330
09/15/2048	4.522%	2,000,000	2,368,076
03/22/2061	3.700%	9,805,000	9,826,537
Verizon Communications, Inc.(d)
03/15/2032	2.355%	16,077,000	15,264,688
Total			66,702,841
Total Corporate Bonds & Notes (Cost $1,721,509,615)			1,693,141,541

Foreign Government Obligations(j) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	254,275
05/15/2029	4.250%	198,000	188,449
Total			442,724
Total Foreign Government Obligations (Cost $452,770)			442,724

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(h),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	388,000	388,000
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(h),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.855%	241,775	227,268
8th Avenue Food & Provisions, Inc.(c),(h),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.855%	78,084	72,618
Total			299,886
Consumer Products 0.1%
SWF Holdings I Corp.(h),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	740,000	735,146
Food and Beverage 0.0%
BellRing Brands LLC(h),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	146,179	146,075
Media and Entertainment 0.0%
Cengage Learning, Inc.(h),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	465,151	466,207
Technology 0.1%
Ascend Learning LLC(h),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	413,000	412,484
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	246,000	247,154
DCert Buyer, Inc.(h),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.105%	357,000	358,606

14	Columbia Corporate Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epicore Software Corp.(h),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	101,000	102,957
UKG, Inc.(h),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	247,629	246,812
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	478,000	481,384
Total			1,849,397
Total Senior Loans (Cost $3,890,403)			3,884,711

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,638,458
06/30/2025	0.250%	3,450,000	3,311,730
11/30/2025	0.375%	3,600,000	3,446,719
12/31/2025	0.375%	11,000,000	10,520,469
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/30/2027	0.500%	8,300,000	7,807,187
12/31/2027	0.625%	4,000,000	3,757,188
Total U.S. Treasury Obligations (Cost $35,987,342)			34,481,751

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(l),(m)	88,109,432	88,091,811
Total Money Market Funds (Cost $88,091,681)		88,091,811
Total Investments in Securities (Cost: $1,851,453,854)		1,820,552,487
Other Assets & Liabilities, Net		(6,652,726)
Net Assets		1,813,899,761

At January 31, 2022, securities and/or cash totaling $3,765,266 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	656	03/2022	USD	102,090,000	—	(1,868,478)
U.S. Treasury 2-Year Note	210	03/2022	USD	45,497,813	—	(170,695)
U.S. Treasury 5-Year Note	1,655	03/2022	USD	197,281,172	—	(2,252,856)
Total					—	(4,292,029)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(85)	03/2022	USD	(10,877,344)	195,391	—
U.S. Ultra Bond 10-Year Note	(1,439)	03/2022	USD	(205,529,672)	3,507,384	—
U.S. Ultra Treasury Bond	(394)	03/2022	USD	(74,441,375)	1,852,938	—
Total					5,555,713	—
Columbia Corporate Income Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $493,944,777, which represents 27.23% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	10,464,850	569,013,366	(491,386,359)	(46)	88,091,811	(3,822)	32,741	88,109,432
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Corporate Income Fund | Third Quarter Report 2022

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3QT136_04_M01_(03/22)